Trade and Other Receivables - Schedule of Movement in Impairment Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 17,079.4
Financial assets at end of period	23,817.4	$ 17,079.4
Accumulated impairment | Trade And Other Current Receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	20.9	14.3
Bad debts written off	(4.5)	(0.5)
Released to the income statement	(3.2)	(2.0)
Charged to the income statement	1.5	9.1
Other balance sheet movements	0.5	0.0
Financial assets at end of period	$ 15.2	$ 20.9